Document and Entity Information	Oct. 28, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2022
Entity Registrant Name	Perception Capital Corp. II
Entity Central Index Key	0001844149
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40976
Entity Tax Identification Number	98-1578608
Entity Address, Address Line One	315 Lake Street East
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	952
Local Phone Number	456-5300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, Each Consisting of One Class A Ordinary Share and One-half of One Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PCCTU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, Par Value $0.0001 Per Share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PCCT
Security Exchange Name	NASDAQ
Redeemable Warrants, Each whole Warrant Exercisable for One Class A Ordinary Share at an Exercise Price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PCCTW
Security Exchange Name	NASDAQ